Project debt, Details of project debt (Details) $ in Thousands, € in Millions		6 Months Ended
	Feb. 24, 2023	Jun. 30, 2024 USD ($) Agreement	Dec. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements		$ 170,000	$ 177,000
Non-current		3,763,395	3,931,873
Current		400,529	387,387
Total Project debt		$ 4,163,924	$ 4,319,260
Maturity date	February 24, 2028
Green Senior Notes [Member]
Project debt [Abstract]
Number of loan agreements | Agreement		2
Project debt financed amount | €				€ 198.0
Maturity date		June 2037